Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of summary of significant accounting policies [Line Items]
Description of accounting policy for basis of measurement [text Block]	Basis of measurement The consolidated financial statements have been prepared under the historical cost convention, except for investments carried at FVTPL.

Description of accounting policy for consolidation [text Block]
Consolidation

During and as at the year ended December 31, 2017 and 2016, the Company did not have subsidiaries.

The consolidated financial statements for the year ended December 31, 2015 include the accounts of Minco Gold, and through to July 31, 2015, as described in Note 1, its Chinese subsidiaries Minco China, Yuanling Minco, Tibet Minco and Huaihua Tiancheng Mining Huaihua Tiancheng; its wholly owned Hong Kong subsidiary Minco Resources and its 51% interest in Mingzhong those were formerly owned up to July 31, 2015.

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Description of accounting policy for determining components of cash and cash equivalents [text block]
Cash and cash equivalents

Cash and cash equivalents include cash on hand and held at banks and short-term investments with an original maturity of 90 days or less, which are readily convertible into a known amount of cash.

Description of accounting policy for short term investment [text Block]	Short term investment Short term investment consists of term deposits with maturity dates more than 90 days.

Description of accounting policy for investment in associates [text block]
Investment in associates

Associates are entities over which the Company has significant influence, but not control. Significant influence is generally presumed to exist where the Company has between 20 percent and 50 percent of the voting rights, but can also arise where the Company holds less than 20 percent of the voting rights, but it has power to be actively involved and influential in policy decisions affecting the entity. Prior to commencing operations as an investment entity, the Company accounted for its investment in associates using the equity method. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s shares of profit or loss of the associate. The Company’s share of income or loss of associates is recognized in the consolidated statement of income (loss) prior to the date that it became an investment entity.

Dilution gains and losses arising from changes in interests in investments in associates where significant influence is retained are recognized in the consolidated statements of income (loss).

At each reporting date, the Company determines whether there is any objective evidence that the investment in the associate is impaired or if previously recorded impairment should be reversed. If impairment is determined to exist, the amount of the impairment is recognized in the statement of income (loss). The amount of impairment is calculated as the difference between the recoverable amount of the investment in the associate and its carrying value.

If objective evidence of reversal exists,  the reversal is recognized in net income in the period the reversal occurs, and is limited by the carrying value that would have been determined, from the application of equity accounting method, had no impairment charge been recognized in prior periods.

As an investment entity, the Company accounts for its investment in associates at FVTPL in accordance with IAS 39 (Note 1).

Description of accounting policy for foreign currency translation [text block]
Foreign currency translation

(i) Functional and presentation currency

Prior to disposal of its subsidiaries in 2015, the financial statements of each entity in the group are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in Canadian dollars.

The functional currency of Minco Gold is the Canadian dollar.

The functional currency of the Company’s Chinese subsidiaries, disposed of in 2015, was Renminbi (“RMB”).

The financial statements of the Company’s Chinese subsidiaries (“foreign operations”), prior to the disposal, were translated into the Canadian dollar presentation currency as follows:

⋅	Assets and liabilities – at the closing rate at the date of the statement of financial position

⋅	Income and expenses – at the average rate of the period (as this is considered a reasonable approximation of actual rates)

All resulting changes are recognized in other comprehensive income as cumulative translation adjustments. When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in other comprehensive income.

When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary are reallocated between controlling and non-controlling interests.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency of an entity using the exchange rates prevailing at the dates of the transactions. Generally, foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the statements of income (loss).

Description of accounting policy for financial instruments [text block]
Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

At initial recognition, the Company classifies its financial instruments in the following categories:

(i) Financial assets and liabilities at FVTPL: Financial instruments in this category are recognized initially and subsequently at fair value. The Company recognizes purchases and sales of financial assets on settlement day, when transactions are closed. Transaction costs related to financial assets classified or designated as at FVTPL are expensed as incurred. A financial asset is derecognized when the rights to receive cash flows from the investment have expired or have been transferred and when the Company has transferred substantially the risks and rewards of ownership of the asset.

Net realized gains (losses) arising on the disposition of investments and gains and losses arising from changes in fair value are presented in the statement of income within other gains and losses in the period in which they arise. Financial assets and liabilities at fair value through profit or loss are classified as current except for the portion expected to be realized or paid beyond twelve months of the balance sheet date, which is classified as non-current. The Company classifies its investment in Minco Silver and other publicly traded and privately held companies as FVTPL, including warrants. Fair value of warrants was estimated using Black-Scholes option pricing model.

(ii) Loans and receivables: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s loans and receivables are comprised of cash and cash equivalents, short-term investment, receivables, and due from related parties. Loans and receivables are initially recognized at the amount expected to be received less, when material, a discount to reduce the loans and receivables to fair value.

Subsequently, loans and receivables are measured at amortized cost using the effective interest method less a provision for impairment, if necessary.

(iv) Financial liabilities at amortized cost: Financial liabilities at amortized cost include accounts payable, and due to related parties.

Financial liabilities are classified as current liabilities if payment is due within twelve months. Otherwise, they are presented as non-current liabilities.

Description of accounting policy for impairment of financial assets [text block]
Impairment of financial assets

At each reporting date, the Company assesses whether there is objective evidence that a financial asset (other than a financial asset classified as fair value through profit or loss) is impaired.

The criteria used to determine if objective evidence of impairment exists include:

(i)	significant financial difficulty of the obligor;

(ii)	delinquencies in interest and principal payments; and

(iii)	it becomes probable that the borrower will enter bankruptcy or other financial reorganization.

Financial assets carried at amortized cost: If evidence of impairment exists, the Company recognizes an impairment loss as the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Description of accounting policy for share-based payment transactions [text block]
Share-based payments

The Company grants stock options to directors, officers, employees and service providers. Each tranche in an award is considered a separate award with its own vesting period. The Company applies the fair-value method of accounting for share-based payments and the fair value is calculated using the Black-Scholes option pricing model.

Share-based payments for employees and others providing similar services are determined based on the grant date fair value. Share based payments for non-employees are determined based on the fair value of the goods/services received or options granted measured at the date on which the Company obtains such goods/services.

Description of accounting policy for exploration and evaluation expenditures [text block]
Exploration and evaluation costs

Exploration and evaluation costs include costs to acquire exploration rights, geological studies, exploratory drilling and sampling and directly attributable administrative costs.

Exploration and evaluation costs relating to non-specific projects or properties or those incurred before the Company has obtained legal rights to explore an area are expensed in the period incurred. In addition, exploration and evaluation costs, other than direct acquisition costs, are expensed before a mineral resource is identified as having economic potential.

Exploration and evaluation costs are capitalized as mineral interests when a mineral resource is identified as having economic potential on a property. A mineral resource is considered to have economic potential when it is expected that documented resources can be legally and economically developed considering long-term metal prices. Therefore, prior to capitalizing such costs, management determines that the following conditions have been met:

i) There is a probable future benefit that will contribute to future cash inflows;

ii) The Company can obtain the benefit and control access to it; and

iii) The transaction or event giving rise to the benefit has already occurred.

Once the technical feasibility and commercial viability of the extraction of resources from a particular mineral property has been determined, mineral interests are reclassified to mine properties within property, plant and equipment and carried at cost until the properties to which they relate are placed into commercial production, sold, abandoned or determined by management to be impaired in value.

Proceeds from the sale of properties or cash proceeds received from option payments are recorded as a reduction of the related mineral interest, or if no amounts are capitalized, then the proceeds are recorded in the statement of income (loss).

Description of accounting policy for issued capital [text block]	Share capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.

Description of accounting policy for earnings per share [text block]
Earnings (loss) per share

Basic earnings per share are computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share amounts are calculated giving effect to the potential dilution that would occur if securities or other contracts to issue common shares were exercised or converted to common shares using the treasury stock method. If the Company incurs net losses in a fiscal year, basic and diluted loss per share is the same.

Description of accounting policy for income tax [text block]
Income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit nor loss.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Description of accounting policy for accounting standards and amendments issued but not yet applied [text Block]
Accounting standards and amendments issued but not yet effective

IFRS 9, Financial Instruments, addresses classification and measurement of financial assets. It replaces the multiple category and measurement models in IAS 39 Financial Instruments: Recognition and Measurement for debt instruments with a new mixed measurement model having only two categories: amortized cost and fair value through profit or loss. Requirements for financial liabilities are largely carried forward from the existing requirements in IAS 39 except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss are generally recorded in other comprehensive income. The effective date is for annual periods beginning on or after January 1, 2018. We are in the process of assessing the impact of the new standard on the classification of investments, but do not expect a significant impact from the adoption of IFRS 9.

IFRS 16, Leases, replaces the previous leases standard IAS 17, Leases and Related Interpretations, and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (lessee) and the supplier (lessor). IFRS 16 is effective January 1, 2019. The adoption of IFRS 16 may increase the leased assets and liabilities of the Company recorded in the statement of financial position.

Minco Silver Corp [Member]
Disclosure of summary of significant accounting policies [Line Items]
Description of accounting policy for consolidation [text Block]
Consolidation

These consolidated financial statements include the accounts of Minco Silver Corporation and its wholly owned subsidiaries, Minco Yinyuan Co. (“Minco Yinyuan”), Minco Investment Holding HK Ltd (“Minco HK”), Changfu Minco Mining Co. Ltd , formerly Foshan Minco Fuwan Mining Co. Ltd., (“Changfu Minco”), Zhongjia Jinggu Limited (“Zhongjia”), Minco Resource Limited (“Minco Resources”), Minco Mining (China) Corporation (“Minco China”), Yuanling Minco Mining Ltd. (“Yuanling Minco”), Tibet Miming Co. Ltd. (“Tibet Minco”), Huaihua Tiancheng Mining Ltd. (“Huaihua”), Beijing Minco International Resources Investment Services Ltd. (“Minco International Resources”) and its 51% interest in Mingzhong Mining Co. Ltd. (“Mingzhong”). Changfu Minco is subject to a 10% net profit interest held by Guangdong Geological Bureau (“GGB”). The Company, indirectly through Changfu Minco, owns 90% of Zhongjia.

Information about subsidiaries:

Name	Principal activities (ownership interest)	Country of Incorporation
Minco Yinyuan	Treasury company (100%)	China
Minco HK	Holding company (100%)	China
Changfu Minco	Exploring, evaluating and developing mineral properties (90%)	China
Zhongjia	Service company (90%)	China
Minco Resources (i)	Holding company (100%)	China
Minco China (i)	Exploring and evaluating mineral properties (100%)	China
Yuanling Minco(i)	Exploring and evaluating mineral properties (100%)	China
Tibet Minco (i)	Exploring and evaluating mineral properties (100%)	China
Huaihua (i)	Exploring and evaluating mineral properties (100%)	China
Minco International Resources (i)	Investment and service company (100%)	China
Mingzhong (i)	Exploring and evaluating mineral properties (51%)	China

(i) The Company acquired these subsidiaries on July 31, 2015. The Company’s operating results and cash flow in 2015 only include the results of these subsidiaries from August 1 to December 31, 2015.

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Description of accounting policy for foreign currency translation [text block]
Foreign currency translation

(i) Functional and presentation currency

The financial statements of each entity in the group are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in Canadian dollars.

The functional currency of Minco Silver Corporation is Canadian dollars.

The functional currency of Minco HK and Minco Resources is Canadian dollars.

The functional currency of the Company’s Chinese subsidiaries is Renminbi (“RMB”).

The financial statements of the Company’s Chinese subsidiaries (“foreign operations”) are translated into the Canadian dollar presentation currency as follows:

•	Assets and liabilities – at the closing rate at the date of the statement of financial position

•	Income and expenses – at the average rate of the period (as this is considered a reasonable approximation of actual rates)

All resulting changes are recognized in other comprehensive income (loss) as translation adjustments.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in other comprehensive income.

When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes a part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary are reallocated between controlling and non-controlling interests.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency of an entity using the exchange rates prevailing at the dates of the transactions. Generally, foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the statement of operations and net loss.

Description of accounting policy for financial instruments [text block]
Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires.

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

At initial recognition, the Company classifies its financial instruments in the following categories:

(i) Financial assets and liabilities at fair value through profit or loss: A financial asset or liability is classified in this category if acquired principally for the purpose of selling or repurchasing in the short-term.

Financial instruments in this category are recognized initially and subsequently at fair value. Transaction costs are expensed in the consolidated statement of operations. Gains and losses arising from changes in fair value are presented in the consolidated statement of operations within other gains and losses in the period in which they arise. Financial assets and liabilities at fair value through profit or loss are classified as current except for the portion expected to be realized or paid beyond twelve months of the balance sheet date, which is classified as non-current.

(ii) Loans and receivables: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s loans and receivables are comprised of cash and cash equivalents, short-term investments, receivables, and deposits and amounts due from related parties.

Loans and receivables are initially recognized at the amount expected to be received less, when material, a discount to reduce the loans and receivables to fair value. Subsequently, loans and receivables are measured at amortized cost using the effective interest method less a provision for impairment.

Cash and cash equivalents comprise cash at banks and on hand and guaranteed investment certificates with initial maturities of less than three months. Short-term investments comprise guaranteed investment certificates with initial maturity of greater than three months.

(iii) Available-for-sale financial assets: Available-for-sale financial assets are non-derivatives that are either designated as available-for-sale or not classified in any of the other categories.

Available-for-sale assets are initially recorded at fair value plus transaction costs, and are subsequently carried at fair value. All unrealized gains and losses arising from changes in the fair value of assets classified as available-for-sale are recognized directly in other comprehensive income, except for unrealized foreign exchange gains or losses on monetary financial assets and impairment losses which are recognized in the consolidated statement of operations. Any reversal of a previously recognized impairment loss on a non-monetary asset is recognized directly in other comprehensive income. Realized gains and losses from the derecognition of available-for-sale assets are recognized in the consolidated statement of operations in the period derecognized with any unrealized gains or losses being recycled from other comprehensive income.

(iv) Financial liabilities at amortized cost: Financial liabilities at amortized cost include accounts payable and accrued liabilities and amounts due to related parties.

Financial liabilities are classified as current liabilities if payment is due within twelve months. Otherwise, they are presented as non-current liabilities.

Description of accounting policy for impairment of financial assets [text block]
Impairment of financial assets

At each reporting date, the Company assesses whether there is objective evidence that a financial asset (other than a financial asset classified as fair value through profit or loss) is impaired.

The criteria used to determine if objective evidence of impairment exists include:

(i)	significant financial difficulty of the obligor;

(ii)	delinquencies in interest and principal payments; and

(iii)	it becomes probable that the borrower will enter bankruptcy or other financial reorganization.

For equity securities, a significant or prolonged decline in the fair value of the security below its cost is also evidence that the assets are impaired.

Financial assets carried at amortized cost: If evidence of impairment exists, the Company recognizes an impairment loss as the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account.

Impairment losses on financial assets carried at amortized cost and available-for-sale debt instruments are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Description of accounting policy for share-based payment transactions [text block]
Share-based payments

(i)	Stock Options

The Company grants stock options to directors, officers, employees and service providers. Each tranche in an award is considered a separate award with its own vesting period. The Company applies the fair value method of accounting for share-based payments and the fair value is calculated using the Black-Scholes option pricing model.

Share-based payments for employees and others providing similar services are determined based on the grant date fair value. Share-based payments for non-employees are determined based on the fair value of the goods/services received or options granted measured at the date on which the Company obtains such goods/services.

Compensation expense is recognized over each tranche’s vesting period, in earnings or capitalized as appropriate, based on the number of awards expected to vest. If stock options are ultimately exercised, the applicable amounts of contributed surplus are transferred to share capital.

(ii)	Performance Share Units (“PSU”)

PSUs are equity-settled and are awarded to certain key employees. These units are subject to certain vesting requirements and expire at the end of three years. Vesting requirements are based on performance criteria established by the Company. PSUs are fair valued as follows: the portion of the PSUs related to market conditions is fair valued based on application of a Monte Carlo pricing model or other suitable option pricing models at the date of grant and the portion related to non-market conditions is fair valued based on the market value of the shares at the date of grant. The Company’s compensation expense is recognized over the vesting period based on the number of units estimated to vest. Management estimates the number of awards likely to vest on grant and at each reporting date up to the vesting date. Annually, the estimated forfeiture rate is adjusted for actual forfeitures in the period. On vesting of PSUs, the shares are issued from treasury.

Description of accounting policy for exploration and evaluation expenditures [text block]
Exploration and evaluation costs

Exploration and evaluation costs include costs to acquire exploration rights, geological studies, exploratory drilling and sampling and directly attributable administrative costs.

Exploration and evaluation costs relating to non-specific projects or properties or those incurred before the Company has obtained legal rights to explore an area are expensed in the period incurred. In addition, exploration and evaluation costs other than direct acquisition costs are expensed before a mineral resource is identified as having economic potential.

Exploration and evaluation costs are capitalized as mineral interests when a mineral resource is identified as having economic potential on a property. A mineral resource is considered to have economic potential when it is expected that documented resources can be legally and economically developed considering long-term metal prices. Therefore, prior to capitalizing such costs, management determines that the following conditions have been met:

i) there is a probable future benefit that will contribute to future cash inflows;

ii) the Company can obtain the benefit and control access to it;

iii) the transaction or event giving rise to the benefit has already occurred.

Once the technical feasibility and commercial viability of the extraction of resources from a particular mineral property has been determined, mineral interests are reclassified to mine properties within property, plant and equipment and carried at cost until the properties to which they relate are placed into commercial production, sold, abandoned or determined by management to be impaired in value.

Costs relating to any producing mineral interests would be amortized on a unit-of-production basis over the estimated ore reserves. Costs incurred after the property is placed into production that increase production volume or extend the life of a mine are capitalized.

Proceeds from the sale of properties or cash proceeds received from option payments are recorded as a reduction of the related mineral interest.

Description of accounting policy for issued capital [text block]	Share capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.

Description of accounting policy for earnings per share [text block]
Earnings per share

Basic earnings per share are computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share amounts are calculated giving effect to the potential dilution that would occur if securities or other contracts to issue common shares were exercised or converted to common shares using the treasury stock method. If the Company incurs net losses in a fiscal year, basic and diluted losses per share are the same.

Description of accounting policy for income tax [text block]
Income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit nor loss.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized

Description of accounting policy for accounting standards and amendments issued but not yet applied [text Block]
Accounting standards and amendments issued but not yet applied

IFRS 9 is a comprehensive standard to replace IAS 39, Financial Instruments: Recognition and Measurement. It includes requirements for classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting. The effective date is for annual periods beginning on or after January 1, 2018. We are in the process of assessing the new standard and expect no significant impact on adoption.

IFRS 16 replaces the previous leases standard IAS 17, Leases and Related Interpretations, and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (lessee) and the supplier (lessor). This standard is effective from January 1, 2019... We are currently evaluating the impact of IFRS 16 on our financial statements

Description of accounting policy for property, plant and equipment [text block]
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably.

The carrying amount of a replaced asset is derecognized when replaced.

The major categories of property, plant and equipment are depreciated on a straight-line basis as follows:

Computer, Office Equipment and Furniture	5 years
Mining Equipment	5 years
Site Motor Vehicles	10 years
Leasehold Improvements	remaining lease term

Impairment losses are included as part of other gains and losses on the consolidated statements of operations and net loss.

Description of accounting policy for impairment of non-financial assets [text block]
Impairment of non-financial assets

The recoverability of mineral interests is dependent upon the determination of economically recoverable ore reserves, confirmation of the Company’s interest in the underlying mineral claims, the ability to option its resource properties, the ability to obtain the necessary financing to complete their development and future profitable production or proceeds from the disposition thereof.

The Company performs impairment tests on property, plant and equipment and mineral interests when events or circumstances occur which indicate the assets may not be recoverable. Impairment assessments are carried out on a project by project basis with each project representing a single cash generating unit.

When impairment indicators are identified, an impairment loss is recognized for any amount by which the asset’s carrying value exceeds its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs of disposal and its value in use.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

The Company evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]
Provision for restoration and rehabilitation

A provision for restoration and rehabilitation is recognized when there is a present legal or constructive obligation as a result of exploration and development activities undertaken; it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of the provision can be measured reliably. The estimated future obligation includes the cost of removing facilities, abandoning sites and restoring the affected areas.

The provision for future restoration costs is the best estimate of the present value of the expenditure required to settle the restoration obligation at the reporting date. The estimated cost is capitalized into the cost of the related asset and amortized on the same basis as the related assets.

If the estimated cost does not relate to an asset, it is charged to earnings in the period in which the event giving raises to the liability occurs.

As at December 31, 2017 and 2016, the Company did not have any provision for restoration and rehabilitation.